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C000096677
Account Value [Line Items]
Line Graph and Table Measure Name																								Class A
Accumulated Value	$ 9,550		$ 9,458		$ 9,268		$ 9,172		$ 9,223		$ 9,485		$ 9,796		$ 9,825		$ 9,854		$ 10,109		$ 10,318		$ 10,343			$ 10,354		$ 10,303		$ 10,467		$ 10,603		$ 10,756		$ 10,718		$ 10,852		$ 10,942		$ 10,954		$ 11,093		$ 11,121		$ 11,195		$ 11,237		$ 11,217		$ 11,229		$ 11,291		$ 11,172		$ 11,101		$ 11,178		$ 11,158		$ 11,172		$ 11,301		$ 11,415		$ 11,461		$ 11,272		$ 11,183		$ 10,948		$ 11,481		$ 11,666		$ 11,800		$ 11,934		$ 11,787		$ 12,117		$ 12,199		$ 12,300		$ 12,365		$ 12,392		$ 12,439		$ 12,631		$ 12,587		$ 12,379		$ 11,125		$ 11,596		$ 12,049		$ 12,059		$ 12,665		$ 12,749		$ 12,609		$ 12,694		$ 13,119		$ 13,281		$ 13,272		$ 13,303		$ 13,330		$ 13,455		$ 13,484		$ 13,649		$ 13,659		$ 13,726		$ 13,714		$ 13,663		$ 13,534		$ 13,779		$ 13,467		$ 13,357		$ 13,265		$ 12,810		$ 12,778		$ 11,871		$ 12,532		$ 12,254		$ 11,790		$ 12,152		$ 12,454		$ 12,348		$ 12,811		$ 12,633		$ 12,826		$ 12,890		$ 12,756		$ 12,951		$ 13,143		$ 13,160		$ 13,022		$ 12,838		$ 13,400		$ 13,873		$ 13,871		$ 13,915		$ 14,028		$ 13,936		$ 14,098		$ 14,214		$ 14,449		$ 14,634		$ 14,824		$ 14,779	$ 14,920	$ 14,872	$ 15,062	$ 15,159	$ 14,963	$ 14,963	$ 15,210	$ 15,484	$ 15,562	$ 15,766	$ 15,897	$ 15,951
C000096679
Account Value [Line Items]
Line Graph and Table Measure Name																								Class C
Accumulated Value	10,000		9,898		9,710		9,603		9,651		9,902		10,220		10,259		10,267		10,525		10,751		10,771			10,776		10,716		10,864		11,013		11,165		11,120		11,237		11,340		11,329		11,481		11,503		11,572		11,609		11,581		11,587		11,643		11,514		11,417		11,490		11,479		11,486		11,612		11,703		11,761		11,560		11,446		11,199		11,752		11,935		12,045		12,174		12,036		12,364		12,439		12,534		12,574		12,613		12,652		12,840		12,787		12,568		11,294		11,744		12,213		12,197		12,819		12,878		12,729		12,826		13,246		13,400		13,383		13,406		13,425		13,543		13,563		13,701		13,721		13,780		13,740		13,700		13,543		13,799		13,460		13,342		13,243		12,782		12,764		11,835		12,505		12,201		11,753		12,085		12,399		12,265		12,737		12,555		12,736		12,811		12,668		12,853		13,016		13,050		12,911		12,704		13,249		13,707		13,697		13,732		13,858		13,737		13,888		14,017		14,216		14,413		14,591		14,539	14,668	14,612	14,766	14,852	14,654	14,646	14,901	15,136	15,202	15,391	15,510	15,554
C000176652
Account Value [Line Items]
Line Graph and Table Measure Name																								Class R6
Accumulated Value		$ 9,995		$ 10,141		$ 10,274		$ 10,424		$ 10,405		$ 10,524		$ 10,613		$ 10,627		$ 10,781		$ 10,795		$ 10,886			$ 10,914		$ 10,913		$ 10,927		$ 10,990		$ 10,877		$ 10,794		$ 10,872		$ 10,871		$ 10,887		$ 11,000		$ 11,114		$ 11,178		$ 10,979		$ 10,895		$ 10,665		$ 11,189		$ 11,390		$ 11,506		$ 11,640		$ 11,499		$ 11,842		$ 11,908		$ 12,010		$ 12,076		$ 12,125		$ 12,174		$ 12,348		$ 12,326		$ 12,105		$ 10,895		$ 11,342		$ 11,808		$ 11,803		$ 12,401		$ 12,488		$ 12,353		$ 12,440		$ 12,861		$ 13,042		$ 13,036		$ 13,051		$ 13,100		$ 13,226		$ 13,239		$ 13,405		$ 13,417		$ 13,485		$ 13,476		$ 13,429		$ 13,304		$ 13,569		$ 13,245		$ 13,139		$ 13,051		$ 12,604		$ 12,597		$ 11,703		$ 12,361		$ 12,089		$ 11,632		$ 11,973		$ 12,297		$ 12,196		$ 12,658		$ 12,485		$ 12,677		$ 12,763		$ 12,652		$ 12,827		$ 13,024		$ 13,048		$ 12,918		$ 12,720		$ 13,281		$ 13,756		$ 13,780		$ 13,805		$ 13,944		$ 13,833		$ 13,999		$ 14,142		$ 14,357		$ 14,569		$ 14,763		$ 14,721		$ 14,866		$ 14,823		$ 14,993		$ 15,094		$ 14,905		$ 14,909		$ 15,185		$ 15,439		$ 15,521		$ 15,730		$ 15,865		$ 15,923
C000096680
Account Value [Line Items]
Line Graph and Table Measure Name																								Class S
Accumulated Value	10,000		9,905		9,710		9,627		9,666		9,941		10,267		10,315		10,330		10,598		10,835		10,848			10,878		10,809		10,983		11,127		11,288		11,269		11,396		11,493		11,508		11,672		11,703		11,783		11,813		11,810		11,825		11,892		11,770		11,680		11,764		11,763		11,779		11,917		12,021		12,090		11,875		11,784		11,540		12,119		12,316		12,440		12,583		12,432		12,799		12,887		12,996		13,047		13,098		13,149		13,354		13,310		13,093		11,777		12,255		12,753		12,747		13,406		13,478		13,333		13,446		13,895		14,068		14,061		14,097		14,128		14,263		14,296		14,452		14,485		14,559		14,528		14,498		14,343		14,625		14,278		14,164		14,070		13,592		13,583		12,607		13,330		13,017		12,529		12,914		13,238		13,128		13,644		13,459		13,664		13,731		13,613		13,822		14,009		14,057		13,917		13,706		14,304		14,810		14,811		14,861		14,984		14,889		15,065		15,216		15,444		15,668		15,874		15,803	15,982	15,934	16,115	16,221	16,018	16,022	16,315	16,585	16,671	16,892	17,035	17,097
C000096681
Account Value [Line Items]
Line Graph and Table Measure Name																								Institutional Class
Accumulated Value	1,000,000		990,508		970,885		960,959		966,549		994,247		1,025,663		1,030,472		1,033,702		1,059,181		1,083,076		1,086,043			1,087,523		1,082,324		1,098,287		1,114,447		1,130,780		1,127,165		1,140,087		1,151,535		1,151,360		1,167,921		1,171,086		1,179,139		1,183,868		1,181,934		1,183,473		1,190,218		1,177,884		1,168,869		1,179,064		1,177,183		1,178,827		1,192,862		1,203,336		1,210,293		1,190,442		1,181,289		1,156,648		1,213,299		1,233,193		1,245,744		1,260,167		1,246,776		1,281,979		1,290,902		1,301,891		1,307,122		1,312,303		1,317,584		1,338,305		1,333,893		1,311,970		1,178,920		1,229,217		1,277,663		1,279,020		1,343,750		1,351,065		1,338,386		1,347,776		1,393,255		1,410,788		1,410,105		1,413,681		1,416,859		1,430,495		1,433,839		1,449,649		1,453,037		1,458,407		1,457,431		1,454,353		1,438,706		1,467,275		1,434,310		1,420,616		1,411,139		1,364,897		1,361,888		1,265,228		1,338,437		1,306,767		1,257,360		1,296,374		1,329,164		1,318,045		1,370,231		1,351,540		1,369,928		1,379,092		1,367,111		1,388,244		1,407,186		1,409,666		1,395,549		1,376,560		1,434,743		1,488,351		1,488,459		1,491,086		1,506,048		1,496,475		1,514,329		1,527,146		1,552,779		1,573,095		1,593,931		1,589,390	1,604,903	1,600,068	1,620,964	1,629,109	1,608,494	1,611,500	1,638,393	1,668,309	1,677,038	1,696,763	1,711,351	1,717,686
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Accumulated Value	10,000		9,834		9,887		9,972		10,194		10,470		10,609		10,467		10,773		10,854		10,801		10,860			10,559		10,140		10,093		10,207		10,255		10,271		10,387		10,547		10,538		10,715		10,821		10,724		10,683		10,802		10,839		10,968		10,871		10,987		10,811		10,729		10,681		10,663		10,675		10,583		10,464		10,497		10,709		10,872		10,810		10,945		10,913		11,060		11,306		11,274		11,504		11,386		11,462		11,375		11,442		11,588		11,666		11,404		11,628		11,679		11,783		12,159		12,140		12,097		12,108		12,328		12,494		12,384		12,171		11,937		12,087		12,201		12,093		12,254		12,203		11,986		11,957		11,922		11,906		11,662		11,523		11,172		10,560		10,589		10,249		10,467		10,054		9,538		9,472		9,918		9,971		10,299		9,956		10,271		10,316		10,115		10,114		10,184		10,045		9,751		9,635		10,121		10,541		10,396		10,265		10,322		10,061		10,193		10,208		10,490		10,738		10,920		10,554	10,590	10,363	10,422	10,571	10,636	10,949	10,910	11,117	10,951	11,110	11,183	11,155
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Accumulated Value	10,000		9,834		9,887		9,972		10,194		10,470		10,609		10,467		10,773		10,854		10,801		10,860			10,559		10,140		10,093		10,207		10,255		10,271		10,387		10,547		10,538		10,715		10,821		10,724		10,683		10,802		10,839		10,968		10,871		10,987		10,811		10,729		10,681		10,663		10,675		10,583		10,464		10,497		10,709		10,872		10,810		10,945		10,913		11,060		11,306		11,274		11,504		11,386		11,462		11,375		11,442		11,588		11,666		11,404		11,628		11,679		11,783		12,159		12,140		12,097		12,108		12,328		12,494		12,384		12,171		11,937		12,087		12,201		12,093		12,254		12,203		11,986		11,957		11,922		11,906		11,662		11,523		11,172		10,560		10,589		10,249		10,467		10,054		9,538		9,472		9,918		9,971		10,299		9,956		10,271		10,316		10,115		10,114		10,184		10,045		9,751		9,635		10,121		10,541		10,396		10,265		10,322		10,061		10,193		10,208		10,490		10,738		10,920		10,554	10,590	10,363	10,422	10,571	10,636	10,949	10,910	11,117	10,951	11,110	11,183	11,155
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Accumulated Value		9,603		9,559		9,666		9,712		9,727		9,837		9,989		9,980		10,148		10,248		10,156			10,118		10,230		10,265		10,388		10,296		10,405		10,238		10,161		10,116		10,099		10,109		10,022		9,910		9,941		10,142		10,297		10,237		10,366		10,335		10,475		10,707		10,677		10,894		10,784		10,855		10,773		10,836		10,974		11,048		10,801		11,013		11,061		11,159		11,515		11,497		11,456		11,467		11,676		11,832		11,728		11,526		11,305		11,447		11,555		11,453		11,605		11,557		11,352		11,324		11,291		11,275		11,044		10,913		10,581		10,001		10,028		9,707		9,913		9,522		9,033		8,970		9,393		9,443		9,753		9,429		9,727		9,770		9,579		9,579		9,645		9,513		9,235		9,125		9,585		9,983		9,845		9,722		9,775		9,528		9,653		9,667		9,934		10,169		10,342		9,996		10,030		9,814		9,870		10,011		10,073		10,369		10,332		10,528		10,371		10,522		10,591		10,564
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Accumulated Value	10,000		9,834		9,887		9,972		10,194		10,470		10,609		10,467		10,773		10,854		10,801		10,860			10,559		10,140		10,093		10,207		10,255		10,271		10,387		10,547		10,538		10,715		10,821		10,724		10,683		10,802		10,839		10,968		10,871		10,987		10,811		10,729		10,681		10,663		10,675		10,583		10,464		10,497		10,709		10,872		10,810		10,945		10,913		11,060		11,306		11,274		11,504		11,386		11,462		11,375		11,442		11,588		11,666		11,404		11,628		11,679		11,783		12,159		12,140		12,097		12,108		12,328		12,494		12,384		12,171		11,937		12,087		12,201		12,093		12,254		12,203		11,986		11,957		11,922		11,906		11,662		11,523		11,172		10,560		10,589		10,249		10,467		10,054		9,538		9,472		9,918		9,971		10,299		9,956		10,271		10,316		10,115		10,114		10,184		10,045		9,751		9,635		10,121		10,541		10,396		10,265		10,322		10,061		10,193		10,208		10,490		10,738		10,920		10,554	10,590	10,363	10,422	10,571	10,636	10,949	10,910	11,117	10,951	11,110	11,183	11,155
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Accumulated Value	1,000,000		983,444		988,671		997,239		1,019,445		1,046,993		1,060,919		1,046,687		1,077,253		1,085,373		1,080,101		1,086,048			1,055,905		1,013,952		1,009,294		1,020,673		1,025,497		1,027,073		1,038,650		1,054,723		1,053,797		1,071,515		1,082,130		1,072,383		1,068,325		1,080,189		1,083,932		1,096,849		1,087,116		1,098,687		1,081,089		1,072,889		1,068,119		1,066,336		1,067,455		1,058,253		1,046,432		1,049,704		1,070,927		1,087,232		1,080,974		1,094,507		1,091,266		1,106,043		1,130,566		1,127,424		1,150,350		1,138,649		1,146,231		1,137,540		1,144,174		1,158,779		1,166,573		1,140,434		1,162,825		1,167,926		1,178,302		1,215,882		1,214,028		1,209,661		1,210,818		1,232,833		1,249,393		1,238,390		1,217,073		1,193,660		1,208,740		1,220,092		1,209,328		1,225,424		1,220,328		1,198,644		1,195,747		1,192,249		1,190,585		1,166,186		1,152,325		1,117,234		1,056,023		1,058,906		1,024,928		1,046,717		1,005,412		953,754		947,195		991,771		997,134		1,029,869		995,632		1,027,115		1,031,647		1,011,481		1,011,402		1,018,406		1,004,474		975,130		963,474		1,012,058		1,054,121		1,039,576		1,026,511		1,032,162		1,006,114		1,019,300		1,020,763		1,048,950		1,073,768		1,092,042		1,055,437	1,059,035	1,036,315	1,042,213	1,057,117	1,063,630	1,094,887	1,090,998	1,111,672	1,095,114	1,111,033	1,118,291	1,115,452
DWS Index: ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
Account Value [Line Items]
Accumulated Value	10,000		9,819		9,578		9,436		9,473		9,899		10,271		10,336		10,432		10,696		10,932		10,984			11,030		10,984		11,202		11,348		11,516		11,499		11,628		11,734		11,745		11,878		11,882		11,985		12,049		12,011		12,044		12,121		12,018		11,958		12,043		12,028		12,055		12,202		12,280		12,346		12,163		12,028		11,806		12,293		12,512		12,641		12,822		12,661		12,970		13,033		13,090		13,125		13,142		13,197		13,461		13,459		13,242		11,651		12,170		12,679		12,819		13,349		13,495		13,370		13,424		13,975		14,209		14,273		14,332		14,371		14,517		14,555		14,730		14,784		14,861		14,861		14,820		14,687		14,933		14,573		14,381		14,288		13,805		13,787		12,851		13,614		13,323		12,789		13,127		13,439		13,336		13,837		13,708		13,837		13,951		13,883		14,071		14,260		14,304		14,190		14,049		14,638		15,150		15,183		15,239		15,391		15,269		15,435		15,574		15,858		16,100		16,351		16,310	16,471	16,441	16,648	16,773	16,594	16,606	16,881	17,148	17,260	17,436	17,571	17,610
DWS Index: ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
Account Value [Line Items]
Accumulated Value	10,000		9,819		9,578		9,436		9,473		9,899		10,271		10,336		10,432		10,696		10,932		10,984			11,030		10,984		11,202		11,348		11,516		11,499		11,628		11,734		11,745		11,878		11,882		11,985		12,049		12,011		12,044		12,121		12,018		11,958		12,043		12,028		12,055		12,202		12,280		12,346		12,163		12,028		11,806		12,293		12,512		12,641		12,822		12,661		12,970		13,033		13,090		13,125		13,142		13,197		13,461		13,459		13,242		11,651		12,170		12,679		12,819		13,349		13,495		13,370		13,424		13,975		14,209		14,273		14,332		14,371		14,517		14,555		14,730		14,784		14,861		14,861		14,820		14,687		14,933		14,573		14,381		14,288		13,805		13,787		12,851		13,614		13,323		12,789		13,127		13,439		13,336		13,837		13,708		13,837		13,951		13,883		14,071		14,260		14,304		14,190		14,049		14,638		15,150		15,183		15,239		15,391		15,269		15,435		15,574		15,858		16,100		16,351		16,310	16,471	16,441	16,648	16,773	16,594	16,606	16,881	17,148	17,260	17,436	17,571	17,610
DWS Index: ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
Account Value [Line Items]
Accumulated Value		$ 9,959		$ 10,156		$ 10,289		$ 10,441		$ 10,425		$ 10,543		$ 10,639		$ 10,648		$ 10,769		$ 10,773		$ 10,866			$ 10,924		$ 10,889		$ 10,920		$ 10,989		$ 10,896		$ 10,842		$ 10,919		$ 10,905		$ 10,930		$ 11,063		$ 11,134		$ 11,194		$ 11,027		$ 10,905		$ 10,704		$ 11,146		$ 11,344		$ 11,461		$ 11,625		$ 11,479		$ 11,760		$ 11,816		$ 11,868		$ 11,900		$ 11,915		$ 11,965		$ 12,204		$ 12,202		$ 12,006		$ 10,563		$ 11,034		$ 11,496		$ 11,622		$ 12,102		$ 12,235		$ 12,122		$ 12,171		$ 12,670		$ 12,882		$ 12,940		$ 12,994		$ 13,029		$ 13,161		$ 13,196		$ 13,355		$ 13,404		$ 13,474		$ 13,474		$ 13,436		$ 13,315		$ 13,539		$ 13,213		$ 13,038		$ 12,954		$ 12,516		$ 12,499		$ 11,651		$ 12,343		$ 12,079		$ 11,595		$ 11,902		$ 12,184		$ 12,091		$ 12,545		$ 12,429		$ 12,545		$ 12,649		$ 12,587		$ 12,757		$ 12,928		$ 12,969		$ 12,866		$ 12,738		$ 13,271		$ 13,736		$ 13,766		$ 13,816		$ 13,954		$ 13,843		$ 13,994		$ 14,120		$ 14,378		$ 14,597		$ 14,824		$ 14,788		$ 14,933		$ 14,906		$ 15,094		$ 15,207		$ 15,045		$ 15,055		$ 15,305		$ 15,547		$ 15,649		$ 15,808		$ 15,931		$ 15,966
DWS Index: ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
Account Value [Line Items]
Accumulated Value	10,000		9,819		9,578		9,436		9,473		9,899		10,271		10,336		10,432		10,696		10,932		10,984			11,030		10,984		11,202		11,348		11,516		11,499		11,628		11,734		11,745		11,878		11,882		11,985		12,049		12,011		12,044		12,121		12,018		11,958		12,043		12,028		12,055		12,202		12,280		12,346		12,163		12,028		11,806		12,293		12,512		12,641		12,822		12,661		12,970		13,033		13,090		13,125		13,142		13,197		13,461		13,459		13,242		11,651		12,170		12,679		12,819		13,349		13,495		13,370		13,424		13,975		14,209		14,273		14,332		14,371		14,517		14,555		14,730		14,784		14,861		14,861		14,820		14,687		14,933		14,573		14,381		14,288		13,805		13,787		12,851		13,614		13,323		12,789		13,127		13,439		13,336		13,837		13,708		13,837		13,951		13,883		14,071		14,260		14,304		14,190		14,049		14,638		15,150		15,183		15,239		15,391		15,269		15,435		15,574		15,858		16,100		16,351		16,310	16,471	16,441	16,648	16,773	16,594	16,606	16,881	17,148	17,260	17,436	17,571	17,610
DWS Index: ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
Account Value [Line Items]
Accumulated Value	$ 1,000,000		$ 981,873		$ 957,849		$ 943,558		$ 947,268		$ 989,891		$ 1,027,118		$ 1,033,646		$ 1,043,211		$ 1,069,637		$ 1,093,224		$ 1,098,375			$ 1,102,976		$ 1,098,408		$ 1,120,155		$ 1,134,814		$ 1,151,598		$ 1,149,902		$ 1,162,822		$ 1,173,429		$ 1,174,491		$ 1,187,783		$ 1,188,232		$ 1,198,484		$ 1,204,868		$ 1,201,051		$ 1,204,449		$ 1,212,083		$ 1,201,804		$ 1,195,835		$ 1,204,347		$ 1,202,785		$ 1,205,543		$ 1,220,239		$ 1,228,038		$ 1,234,623		$ 1,216,288		$ 1,202,792		$ 1,180,589		$ 1,229,348		$ 1,251,212		$ 1,264,061		$ 1,282,209		$ 1,266,096		$ 1,297,049		$ 1,303,286		$ 1,308,990		$ 1,312,536		$ 1,314,158		$ 1,319,708		$ 1,346,056		$ 1,345,882		$ 1,324,209		$ 1,165,086		$ 1,216,982		$ 1,267,943		$ 1,281,891		$ 1,334,869		$ 1,349,471		$ 1,336,974		$ 1,342,417		$ 1,397,513		$ 1,420,875		$ 1,427,279		$ 1,433,187		$ 1,437,108		$ 1,451,666		$ 1,455,530		$ 1,472,997		$ 1,478,426		$ 1,486,137		$ 1,486,127		$ 1,481,975		$ 1,468,657		$ 1,493,286		$ 1,457,337		$ 1,438,067		$ 1,428,837		$ 1,380,488		$ 1,378,651		$ 1,285,076		$ 1,361,432		$ 1,332,326		$ 1,278,893		$ 1,312,735		$ 1,343,879		$ 1,333,634		$ 1,383,716		$ 1,370,844		$ 1,383,696		$ 1,395,107		$ 1,388,277		$ 1,407,078		$ 1,425,969		$ 1,430,416		$ 1,419,038		$ 1,404,946		$ 1,463,799		$ 1,515,044		$ 1,518,342		$ 1,523,888		$ 1,539,137		$ 1,526,881		$ 1,543,537		$ 1,557,395		$ 1,585,811		$ 1,610,011		$ 1,635,052		$ 1,631,040	$ 1,647,083	$ 1,644,104	$ 1,664,775	$ 1,677,286	$ 1,659,370	$ 1,660,550	$ 1,688,121	$ 1,714,818	$ 1,726,045	$ 1,743,593	$ 1,757,132	$ 1,760,959